LEASE - Lease expenses recognized in statement of operations and supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
LEASE
Operating lease expenses - third party	$ 292,135	$ 43,691
Short-term lease	30,429
Cash paid for operating leases	1,295,768	$ 43,691
ROU assets recognized during the period	$ 688,556		$ 94,687